Accounts Receivables and Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivables and Payables [Abstract]
Schedule of Account Receivables	Account receivables consists of the following:
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

Trade receivable	482,125	188,298	163,473
Deposits	21,695	15,224	24,885
Total	503,820	203,522	188,358

Schedule of Account Payables	Account payables consists of the following:
	Dec 31, 2025	Dec 31, 2024

Payable to suppliers	4,076,540	1,650,906
Total	4,076,540	1,650,906